Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (TSR)	Net Loss (in millions)
	(a)	(b)	(c)	(d)	(e)	(f)
2024	$1,481,782	$1,220,110	$1,041,467	$879,688	$9	$(68)
2023	$1,534,507	$1,673,005	$1,000,515	$1,096,722	$13	$(81)
2022	$1,883,176	$(1,618,600)	$1,358,987	$261,716	$14	$(55)
The Principal Executive Officer (PEO) information reflected in columns (a) and (b) relates to Douglas Onsi. The non-Principal Executive Officer Named Executive Officers (non-PEO NEOs) information reflected in columns (c) and (d) of the tabular disclosure above represent the following individuals: Augustine Lawlor and Cynthia Sirard for 2024, 2023, and 2022, respectively. Column (e) represents the cumulative total shareholder return (“TSR”) as calculated in accordance with Item 201(e) of Regulation S-X assuming an initial fixed investment of $100. Column (f) represents the net loss as disclosed in the audited GAAP financial statements.
The fair value of stock options reported for CAP purposes in columns (b) and (d) is estimated using a Black-Scholes option pricing model for the purposes of this Pay Versus Performance calculation in accordance with SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires various assumptions. The assumptions used in estimating fair value awards per SEC rules relating to CAP are as follows:
	Fair Value Assumptions of Equity Awards as of December 31,
	2024	2023	2022
Volatility	93.95% – 96.02%	92.34% – 94.13%	82.7% – 82.7%
Expected life (years)	3.04 – 6.21	2.5 – 6.11	2.65 – 6.17
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free rate	3.49% – 4.84%	3.5% – 4.84%	0.97% – 4.48%
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation
Year	Salary	Stock Awards	Option Awards	Bonus and Non-Equity Incentive Compensation	All Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Fair Value Adjustments to SCT Total(iii)	CAP
2024	$703,125	$18,600	$699,070	$—	$60,987	$1,481,782	$(717,670)	$455,998	$1,220,110
2023	$669,166	$—	$439,240	$368,041	$58,060	$1,534,507	$(439,240)	$577,738	$1,673,005
2022	$636,667	$630,500	$211,381	$350,167	$54,461	$1,883,176	$(841,881)	$(2,659,895)	$(1,618,600)
Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	Salary	Stock Awards	Option Awards	Bonus and Non-Equity Incentive Compensation	All Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Fair Value Adjustments to SCT Total(iii)	CAP
2024	$520,833	$12,400	$349,535	$104,167	$54,532	$1,041,467	$(361,935)	$200,156	$879,688
2023	$495,833	$—	$251,824	$198,333	$54,525	$1,000,515	$(251,824)	$348,031	$1,096,722
2022	$472,083	$436,500	$211,381	$188,583	$50,439	$1,358,987	$(647,881)	$(449,389)	$261,716

(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2024, 2023, and 2022 are further detailed in the supplemental tables below.

SUPPLEMENTAL TABLES
PEO Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$750,400	$(111,622)	$(182,780)	$—	$455,998
2023	$653,097	$(16,484)	$(58,875)	$—	$577,738
2022	$194,648	$(2,360,121)	$(494,421)	$—	$(2,659,895)
Average Non-PEO NEOs Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$375,200	$(108,442)	$(66,602)	$—	$200,156
2023	$362,714	$(12,034)	$(2,649)	$—	$348,031
2022	$149,648	$(354,028)	$(245,010)	$—	$(449,389)

(2)
Consists of the fair value of awards granted in 2022, 2023 and 2024.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Named Executive Officers, Footnote	The Principal Executive Officer (PEO) information reflected in columns (a) and (b) relates to Douglas Onsi. The non-Principal Executive Officer Named Executive Officers (non-PEO NEOs) information reflected in columns (c) and (d) of the tabular disclosure above represent the following individuals: Augustine Lawlor and Cynthia Sirard for 2024, 2023, and 2022, respectively.
PEO Total Compensation Amount	$ 1,481,782	$ 1,534,507	$ 1,883,176
PEO Actually Paid Compensation Amount	$ 1,220,110	1,673,005	(1,618,600)
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation
Year	Salary	Stock Awards	Option Awards	Bonus and Non-Equity Incentive Compensation	All Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Fair Value Adjustments to SCT Total(iii)	CAP
2024	$703,125	$18,600	$699,070	$—	$60,987	$1,481,782	$(717,670)	$455,998	$1,220,110
2023	$669,166	$—	$439,240	$368,041	$58,060	$1,534,507	$(439,240)	$577,738	$1,673,005
2022	$636,667	$630,500	$211,381	$350,167	$54,461	$1,883,176	$(841,881)	$(2,659,895)	$(1,618,600)
(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2024, 2023, and 2022 are further detailed in the supplemental tables below.
PEO Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$750,400	$(111,622)	$(182,780)	$—	$455,998
2023	$653,097	$(16,484)	$(58,875)	$—	$577,738
2022	$194,648	$(2,360,121)	$(494,421)	$—	$(2,659,895)
(2)
Consists of the fair value of awards granted in 2022, 2023 and 2024.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Non-PEO NEO Average Total Compensation Amount	$ 1,041,467	1,000,515	1,358,987
Non-PEO NEO Average Compensation Actually Paid Amount	$ 879,688	1,096,722	261,716
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2024, 2023, and 2022 are further detailed in the supplemental tables below.
Average Non-PEO NEOs Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$375,200	$(108,442)	$(66,602)	$—	$200,156
2023	$362,714	$(12,034)	$(2,649)	$—	$348,031
2022	$149,648	$(354,028)	$(245,010)	$—	$(449,389)
(2)
Consists of the fair value of awards granted in 2022, 2023 and 2024.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 9	13	14
Net Income (Loss)	$ (68,000,000)	$ (81,000,000)	$ (55,000,000)
PEO Name	Douglas Onsi
Equity Awards Adjustments, Footnote
SUPPLEMENTAL TABLES
PEO Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$750,400	$(111,622)	$(182,780)	$—	$455,998
2023	$653,097	$(16,484)	$(58,875)	$—	$577,738
2022	$194,648	$(2,360,121)	$(494,421)	$—	$(2,659,895)
Average Non-PEO NEOs Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2024	$375,200	$(108,442)	$(66,602)	$—	$200,156
2023	$362,714	$(12,034)	$(2,649)	$—	$348,031
2022	$149,648	$(354,028)	$(245,010)	$—	$(449,389)

(2)
Consists of the fair value of awards granted in 2022, 2023 and 2024.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	93.95%	92.34%	82.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	96.02%	94.13%	82.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years 14 days	2 years 6 months	2 years 7 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	6 years 2 months 15 days	6 years 1 month 9 days	6 years 2 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.49%	3.50%	0.97%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.84%	4.84%	4.48%
PEO [Member]
Pay vs Performance Disclosure
Salary	$ 703,125	$ 669,166	$ 636,667
Stock Awards	18,600		630,500
Option Awards	699,070	439,240	211,381
Bonus and Non-Equity Incentive Compensation		368,041	350,167
All Other Compensation	60,987	58,060	54,461
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(717,670)	(439,240)	(841,881)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,998	577,738	(2,659,895)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,400	653,097	194,648
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,622)	(16,484)	(2,360,121)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,780)	(58,875)	(494,421)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary	520,833	495,833	472,083
Stock Awards	12,400		436,500
Option Awards	349,535	251,824	211,381
Bonus and Non-Equity Incentive Compensation	104,167	198,333	188,583
All Other Compensation	54,532	54,525	50,439
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,935)	(251,824)	(647,881)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,156	348,031	(449,389)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,200	362,714	149,648
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,442)	(12,034)	(354,028)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,602)	(2,649)	(245,010)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount